Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2020	June 30, 2019

Building	$790,605	$-
Office equipment	618,323	433,878
Electronic equipment	51,526	13,167
Vehicles	25,200	8,739
Leasehold improvements	573,937	173,165
Less: accumulated depreciation	(744,265)	(24,854)
	$1,315,326	$604,095